Cash flow information (Tables)	12 Months Ended
Jun. 30, 2022
Schedule of cash flows generated
	Note	06.30.2022	06.30.2021	06.30.2020
Profit / (loss) for the year		34,892	(61,641)	58,461
Profit for the year from discontinued operations		-	14,633	8,112
Adjustments for:
Income tax	21	2,770	35,540	16,505
Amortization and depreciation	24	931	1,051	1,174
Net (gain) / loss from fair value adjustment of investment properties		(13,650)	12,742	(83,080)
Gain from disposal of associates		-	(61)	-
Financial results, net		(14,298)	(10,840)	32,366
Provisions and allowances		1,560	1,846	2,035
Share of loss / (profit) of associates and joint ventures	8	355	7,182	(17,787)
Changes in operating assets and liabilities:				-
(Increase) / decrease in inventories		(7)	43	10
Decrease / (increase) in trading properties		89	(46)	(971)
Increase in restricted assets		-	-	(2,870)
(Increase) / decrease in trade and other receivables		(31)	2,483	4,680
Increase / (decrease) in trade and other payables		624	(5,553)	(735)
Increase / (decrease) in salaries and social security liabilities		31	87	(476)
Decrease in provisions		(97)	(176)	(1,309)
Net cash generated by / (used in) continuing operating activities before income tax paid		13,169	(2,710)	16,115
Net cash generated by discontinued operating activities before income tax paid		-	5,577	62,117
Net cash generated by operating activities before income tax paid		13,169	2,867	78,232

Schedule of reclassification of assets and liabilities held for sale
	June 30, 2022	June 30, 2021	June 30, 2020
Investment properties	-	192,757	383,250
Property, plant and equipment	-	78,694	(12,432)
Trading properties	-	12,610	382
Intangible assets	-	59,929	7,940
Investments in associates and joint ventures	-	79,438	6,200
Deferred income tax assets	-	931	-
Restricted assets	-	13,775	526
Income tax and MPIT credit	-	699	108
Trade and other receivables	-	115,924	(22,298)
Right-of-use assets	-	42,394	(9,795)
Investments in financial assets	-	51,889	33,359
Derivative financial instruments	-	603	(92)
Inventories	-	7,727	(6,166)
Group of assets held for sale	-	90,236	-
Borrowings	-	(697,452)	(216,942)
Lease liabilities	-	(38,857)	-
Deferred income tax liabilities	-	(26,665)	(49,767)
Trade and other payables	-	(50,426)	5,697
Lease liabilities	-	-	5,116
Provisions	-	(11,635)	141
Employee benefits	-	(1,023)	264
Derivative financial instruments	-	(1,023)	-
Salaries and social security liabilities	-	(7,260)	339
Group of liabilities held for sale	-	(47,235)	-
Income tax expense	-	(977)	(264)
Net value of deconsolidated / incorporated assets that do not affect cash	-	(134,947)	125,566
Cash and cash equivalents	-	(238,316)	(14,786)
Non-controlling interest	-	(102,520)	124,986
Goodwill	-	-	(927)
Net value of deconsolidated / incorporated assets	-	(475,783)	234,839
Seller Financed Amount	-	-	-
Net (outflow) / inflow of cash and cash equivalents	-	(475,783)	234,839

Schedule of detail of significant non-cash transactions
	06.30.2022	06.30.2021	06.30.2020
Decrease of associates and joint ventures through an increase of assets held for sale	-	-	5,101
Increase of investment properties through a decrease of financial assets	-	-	685
Increase of trading properties through an increase in borrowings	-	100	30
Increase of property, plant and equipment through an increase of trade and other payables	-	-	1,820
Increase of intangible assets through an increase of trade and other payables	12	-	1,217
Distribution of dividends in shares	-	1,193	1,451
Increase of investment properties through a decrease in trade and other receivables	-	-	69
Issuance of NCN	4,304	-	-
Decrease of property, plant and equipment through an increase of tax receivables and tax debts	-	136	-
Distribution of dividends to non-controlling interest pending payment	-	-	4,337
Decrease in borrowings through a decrease in financial assets	-	-	6,044
Increase in investment properties through an increase in trade and other payables	185	-	1,751
Increase of investment properties through an increase of borrowings	-	668	247
Increase in right-of-use assets through an increase in lease liabilities - Adjustment of opening balances (IFRS 16)	-	-	34,787
Increase in right-of-use assets through an increase in lease liabilities	-	-	19,929
Increase in intangible assets through a decrease in investment in associates	-	1,340	-
Currency translation adjustment	177	18,748	34,929
Increase in investment properties under barter agreements	3,139	-	-
Payment of non-convertible notes	633	-	-
Decrease in lease liabilities through a decrease in trade and other receivables	3	-	-
Decrease in investment properties through an increase in property, plant and equipment	1,558	-	-
Decrease in property, plant and equipment through an increase in investment properties	600	-	-
Decrease in property, plant and equipment through an increase in revaluation surplus	556	-	-
Decrease in revaluation surplus through an increase in deferred income tax liabilities	195	-	-
Increase in intangible assets through an increase salaries and social security liabilities	26	-	-
Increase in investments in associates through a decrease in investments in financial assets	865	-	-
Decrease in borrowings through a decrease in credits for trade and other receivables	441	-	-
Increase in investments in associates and joint ventures through a decrease in investments in financial assets	45	-	-
Capital contributions from non-controlling interest through a decrease of borrowings	4	-	-
Capital contributions from non-controlling interest through an increase in trade and other receivables	5	-	-